MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 12:-MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.In accordance with Statement of ASC 280, "Segment Reporting", the Company is organized and operates as one business segment, which develops, manufactures and sells tactical land radars for ground forces and border protection and avionics systems (including inertial navigation systems) for fighter aircraft and UAVs (see also Note 1a).

b.Revenues by geographic areas:

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Six months ended
	June 30,
	2020	2019
	Unaudited

Israel	$11,035	$6,184
Asia & Australia	1,210	1,838
USA	12,871	7,876
Latin America	527	759
Europe	3,615	379
Italy	3,319	1,678

Total	$32,577	$18,714

F - 22

RADA ELECTRONIC INDUSTRIES LTD.

AND ITS SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 12:-MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Cont.)

c.Major customers:

Revenues from single customers that exceed 10% of the total revenues in the reported periods as a percentage of total revenues are as follows:

	Six months ended
	June 30,
	2020	2019
	Unaudited
	%

Customer A	6	13
Customer B	12	11
Customer D	5	15
Customer G	13	-
Customer H	12	5
Customer I	10	9